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Reporting Entity

Filing Period

Generated On

Reference Key baecc268-e4bf-fd60-388c-2566e63c7be1 9af4cbf6-18f8-59ac-3859-80350f956274 c35d62cb-96a7-ceeb-b747-5902ef971240

91565410-89b6-eb60-b9b7-750b17cc54e8

b81d03f5-a290-7552-25f7-5f7a2120a919

4582e5cb-a927-a19d-b2f1-fb7a8fbf76b0 9535ba65-fcbd-6bcf-3277-7cdcbc922a3f 047be7eb-eb46-f5bf-22da-83d11104c511 ef9d4eb9-320b-a25d-9972-24f8ac62daf2 a6930084-80b6-839e-c4d8-811b54a0d6f0 588d6fa5-c121-e638-2515-c59b35a22dab 0a474145-f8b5-4c1c-bc3b-c56399a1ea46 803a58f9-2a61-7a3c-3a18-579a073fdb12 7b9955a4-71e6-d92a-6a90-8395bc330244 372917b1-034e-7a58-4cf0-b797bd52d95a 9fe8ac7e-6cd3-a76a-71c5-4ff5ac0f506c

aa8a1dfb-46cc-ba92-978b-5ed42a8e9a04 ed2f676e-ab56-478b-ca41-96403f9e3b74 18fbc290-adc6-e1a4-d546-7bbfb1a26886 c97ea845-9e30-600c-2a5c-754d7c5fc27a ce842cf3-b918-00f8-5a4e-8e9729fc3206 2fd62b5f-0b2c-7205-06dc-6837f4a5a692

e1dc71c3-d1a4-024b-3fff-803f60c447f2 ea9e726d-e239-837a-c216-37830974c96e

be526b69-407d-4e46-1ffa-9a29116a6506 5526bc85-2c40-8bb3-6c3f-3f87a7f89ec9 15f426b7-d49a-eef5-461a-2d03839d61af

b2703bef-c845-b4fd-d859-7e0a13d47ec4 325564ac-562e-79c1-05c5-e4f53f4e078d 1ca81b40-d13d-6e3a-c21f-1526e3acdd02 81f9759e-d903-5518-4b53-e2379d7529f7 9fb98421-fc62-a6fb-0c6e-ffd766eabcc1 a85febff-6331-8152-96f9-6ef36e44320f 8f1a754c-8ef6-df2c-50ad-6528cbf54c5d 1a566956-1713-8550-edbc-8751cc859eda b96d1abc-136a-898a-08d8-186659a8eefb ab3f4266-3ebc-5b81-d86c-bcb5b4363746 9a5613b3-dd96-af10-36cf-86de8f57678d

ffd15079-b6a1-0073-8b6f-ca79c0bf4779 f4dda0ff-51c2-af22-adf7-7e6941278fb9 f176ce82-21ee-d160-061d-5506973a0ea3 c2f035c4-6a03-5455-d0ff-58d85de5dfa3 0ea15917-d961-8676-01f0-cbd174889edc 2f26c011-dbd0-de0e-e7b9-849a9c593fb9 ff7f6924-a372-3e50-916f-ffcc8ba6ad7e

6799a29d-c865-e966-aa6c-ac5e7545ed96 0aa45cc1-bc3e-a271-3da2-fa39062f3910 98502002-f213-3f56-1c2b-7309fbf0c4dd 7506df2f-37cc-c617-d3d1-06ecaaebd339 23fe0668-650a-d596-c903-498048bbf073 55be73ec-139f-e082-e712-f712bf952454 a6f1abff-6ab5-5573-8a21-58026be7604b

e88a99e1-cb26-c5e8-276a-7155aba39427 8b24c117-80da-a74e-3700-a13ada1176a7 a389102a-47a1-1750-2dfc-1a164c662f1d 7bb603bb-6249-1986-411d-645931257b71 65c25381-5af5-7634-e610-9afc12fa9d51 3065bae6-76ef-9d8b-350a-ee3129a7743f 3627b118-8833-8f37-775e-45dc2ad2b12f 7439acbf-e23b-1dec-0f79-cd1947d0a984 f41f8a80-181f-06fc-7ba3-badb0837ebfc 08936921-321a-d27c-8d41-b8bd4ceb7667 8cda4fb3-d493-2abc-2083-1ce5b38095a5 a94ec506-6a20-b6e5-d5fa-06c44b842296 7d4caf68-39d3-a3a5-9d3c-7cb12b98c801 1ffa322a-ee0c-c048-c60b-42cfdf92186c

74735542-5266-edcf-e0ff-f1537c5882b6

971e4f55-63a3-cf4a-c682-c1eb4dc91053 d340e830-c730-33d6-4e2c-46c701f8e86d 94980d76-a5bd-f9ab-54fa-43371510fa4f 3c86bfd7-0571-f1ca-3066-c921ac1d4021 a432739f-cb13-1de1-abf2-c71fae8a2a31

88843251-015c-b2ad-2fde-30a1b4b64169 91d61f63-bf85-d4dc-9685-5cb153d361b1 42f44ac2-a4d9-4221-a3f9-e1a11ff87a43 291facf1-c1c2-a5fb-ea77-5fcb6ebcab70 e1f4569a-ed80-0363-1708-548ed71f8f38 24d5ac5d-a3e4-6e5c-7832-11ae07b276d8 6c3fef03-63d9-0f92-424d-4f2f866a966e cbb1e117-998b-e97e-d817-4f3dafa12ad1 c995d648-2c20-0472-6a73-1600b4ba9e81 33a9149f-9a5b-a8d5-d8c1-94ac03736d30 41ff4e56-56a1-b3ca-f1d5-f089b1f1f580 fd243669-8bcd-8a5b-25e3-1124ab8b6e49 1bdbdef4-0d66-6e33-5a05-62a6aa2a7936 d1f9a3f8-5f1d-800d-bff8-d1755cb4474c

2a08233c-acd9-5a8d-ad9b-f9d710db8d1b 952a6be8-07ac-47c2-6124-2b3189876ff0 f270ca71-9b7f-e31e-9e24-8e79c46137a3 2fcee3e0-1aa0-13a0-7ae7-1596f8e89fff 6bb6cd0b-15eb-23e5-9554-b7d0064ca8df 435073fa-4821-0f03-f7a8-6ea641921579 54f92c91-a489-b29c-3728-49f8023a7ee3

The E-Valuator Moderate (50%-70%) RMS Fund June 2020

August 17, 2020 05:31 PM (UTC) Coordinated Universal Time

Part C/D: Is this investment a miscellaneous security? Information reported as such will be nonpublic. false false false

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Part C/D: INTERNAL position reference id baecc268-e4bf-fd60-388c-2566e63c7be1 9af4cbf6-18f8-59ac-3859-80350f956274 c35d62cb-96a7-ceeb-b747-5902ef971240

91565410-89b6-eb60-b9b7-750b17cc54e8

b81d03f5-a290-7552-25f7-5f7a2120a919

4582e5cb-a927-a19d-b2f1-fb7a8fbf76b0 9535ba65-fcbd-6bcf-3277-7cdcbc922a3f 047be7eb-eb46-f5bf-22da-83d11104c511 ef9d4eb9-320b-a25d-9972-24f8ac62daf2 a6930084-80b6-839e-c4d8-811b54a0d6f0 588d6fa5-c121-e638-2515-c59b35a22dab 0a474145-f8b5-4c1c-bc3b-c56399a1ea46 803a58f9-2a61-7a3c-3a18-579a073fdb12 7b9955a4-71e6-d92a-6a90-8395bc330244 372917b1-034e-7a58-4cf0-b797bd52d95a 9fe8ac7e-6cd3-a76a-71c5-4ff5ac0f506c

aa8a1dfb-46cc-ba92-978b-5ed42a8e9a04 ed2f676e-ab56-478b-ca41-96403f9e3b74 18fbc290-adc6-e1a4-d546-7bbfb1a26886 c97ea845-9e30-600c-2a5c-754d7c5fc27a ce842cf3-b918-00f8-5a4e-8e9729fc3206 2fd62b5f-0b2c-7205-06dc-6837f4a5a692

e1dc71c3-d1a4-024b-3fff-803f60c447f2 ea9e726d-e239-837a-c216-37830974c96e

be526b69-407d-4e46-1ffa-9a29116a6506 5526bc85-2c40-8bb3-6c3f-3f87a7f89ec9 15f426b7-d49a-eef5-461a-2d03839d61af

b2703bef-c845-b4fd-d859-7e0a13d47ec4 325564ac-562e-79c1-05c5-e4f53f4e078d 1ca81b40-d13d-6e3a-c21f-1526e3acdd02 81f9759e-d903-5518-4b53-e2379d7529f7 9fb98421-fc62-a6fb-0c6e-ffd766eabcc1 a85febff-6331-8152-96f9-6ef36e44320f 8f1a754c-8ef6-df2c-50ad-6528cbf54c5d 1a566956-1713-8550-edbc-8751cc859eda b96d1abc-136a-898a-08d8-186659a8eefb ab3f4266-3ebc-5b81-d86c-bcb5b4363746 9a5613b3-dd96-af10-36cf-86de8f57678d

ffd15079-b6a1-0073-8b6f-ca79c0bf4779 f4dda0ff-51c2-af22-adf7-7e6941278fb9 f176ce82-21ee-d160-061d-5506973a0ea3 c2f035c4-6a03-5455-d0ff-58d85de5dfa3 0ea15917-d961-8676-01f0-cbd174889edc 2f26c011-dbd0-de0e-e7b9-849a9c593fb9 ff7f6924-a372-3e50-916f-ffcc8ba6ad7e

6799a29d-c865-e966-aa6c-ac5e7545ed96 0aa45cc1-bc3e-a271-3da2-fa39062f3910 98502002-f213-3f56-1c2b-7309fbf0c4dd 7506df2f-37cc-c617-d3d1-06ecaaebd339 23fe0668-650a-d596-c903-498048bbf073 55be73ec-139f-e082-e712-f712bf952454 a6f1abff-6ab5-5573-8a21-58026be7604b

e88a99e1-cb26-c5e8-276a-7155aba39427 8b24c117-80da-a74e-3700-a13ada1176a7 a389102a-47a1-1750-2dfc-1a164c662f1d 7bb603bb-6249-1986-411d-645931257b71 65c25381-5af5-7634-e610-9afc12fa9d51 3065bae6-76ef-9d8b-350a-ee3129a7743f 3627b118-8833-8f37-775e-45dc2ad2b12f 7439acbf-e23b-1dec-0f79-cd1947d0a984 f41f8a80-181f-06fc-7ba3-badb0837ebfc 08936921-321a-d27c-8d41-b8bd4ceb7667 8cda4fb3-d493-2abc-2083-1ce5b38095a5 a94ec506-6a20-b6e5-d5fa-06c44b842296 7d4caf68-39d3-a3a5-9d3c-7cb12b98c801 1ffa322a-ee0c-c048-c60b-42cfdf92186c

74735542-5266-edcf-e0ff-f1537c5882b6

971e4f55-63a3-cf4a-c682-c1eb4dc91053 d340e830-c730-33d6-4e2c-46c701f8e86d 94980d76-a5bd-f9ab-54fa-43371510fa4f 3c86bfd7-0571-f1ca-3066-c921ac1d4021 a432739f-cb13-1de1-abf2-c71fae8a2a31

88843251-015c-b2ad-2fde-30a1b4b64169 91d61f63-bf85-d4dc-9685-5cb153d361b1 42f44ac2-a4d9-4221-a3f9-e1a11ff87a43 291facf1-c1c2-a5fb-ea77-5fcb6ebcab70 e1f4569a-ed80-0363-1708-548ed71f8f38 24d5ac5d-a3e4-6e5c-7832-11ae07b276d8 6c3fef03-63d9-0f92-424d-4f2f866a966e cbb1e117-998b-e97e-d817-4f3dafa12ad1 c995d648-2c20-0472-6a73-1600b4ba9e81 33a9149f-9a5b-a8d5-d8c1-94ac03736d30 41ff4e56-56a1-b3ca-f1d5-f089b1f1f580 fd243669-8bcd-8a5b-25e3-1124ab8b6e49 1bdbdef4-0d66-6e33-5a05-62a6aa2a7936 d1f9a3f8-5f1d-800d-bff8-d1755cb4474c

2a08233c-acd9-5a8d-ad9b-f9d710db8d1b 952a6be8-07ac-47c2-6124-2b3189876ff0 f270ca71-9b7f-e31e-9e24-8e79c46137a3 2fcee3e0-1aa0-13a0-7ae7-1596f8e89fff 6bb6cd0b-15eb-23e5-9554-b7d0064ca8df 435073fa-4821-0f03-f7a8-6ea641921579 54f92c91-a489-b29c-3728-49f8023a7ee3

Client Id 2723 191 4231

4972

4362

5198

5788

5009

5426

5565

5790

2169

2869

3001

4846

3785

5567

5708

5215

3072

4121

2876

2619

5711

4237

4235

5199

4229

5696

5761

313

4666

5720

3169

5618

5768

677

4796

4898

3586

5791

3011

4971

19

2717

5649

5655

4732

3181

4567

5411

1573

5709

4735

5157

2784

5596

5772

5721

4967

2722

5789

5213

5451

5704

4987

5694

5695

5773

5652

5766

5358

5685

5008

4981

5385

2720

5723

5575

2617

5650

5212

4976

5566

2885

4899

4234

4665

4895

3028

5775

852

5764

C.1.a. Name of issuer (if any). N/A

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C.1.b. LEI (if any) of issuer. In the case of a holding in a fund that is a series of a series trust, report the LEI of the series. N/A

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C.1.c. Title of the issue or description of the investment. Vanguard Mid-Cap ETF

Vanguard High-Yield Corporate Fund Admiral Class Vanguard Mid-Cap Value Index Fund Admiral Class

Vanguard Global Minimum Volatility Fund Admiral Class WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

DFA Enhanced U.S. Large Company Portfolio Institutional Class

BGF INTERNATIONAL GROWTH-INS VANGUARD SAMLL-CAP ETF iShares Core Dividend Growth ETF JPMorgan Growth and Income Fund R6 Class

NUVEEN STRATEGIC INCOME-R6

T. Rowe Price Institutional Floating Rate Fund

ISHARES EXPANDED TECH-SOFTWARE ETF

Vanguard Short-Term Corporate Bond ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF Vanguard U.S. Growth Fund Admiral Class

Calvert U.S. Large Cap Responsible Index Fund Institutional Class

Vanguard Value Index Fund Admiral Class Harbor Global Leaders Fund Institutional Class DFA U.S. Large Company Portfolio Institutional Class iShares Convertible Bond ETF

iShares Global 100 ETF

JPMorgan U.S. Research Enhanced Equity Fund R6 Class Xtrackers MSCI EAFE High Div Yld Eq ETF

ProShares Investment Grade-Interest Rate Hedged ETF iShares Core Total USD Bond Market ETF

Schwab S&P 500 Index Fund

TIAA-CREF Large-Cap Growth Index Fund Institutional Class MFS New Discovery Value Fund R6 Class

HARTFORD STRATEGIC INCOME

Vanguard International Growth Fund Admiral Class Invesco QQQ Trust Series I ETF

DFA WORLD EX US GOVT FXD-INS JPMorgan Small Cap Growth Fund R6 Class SPDR Portfolio S&P 500 Value ETF INVESCO DWA HEALTHCARE MOMENTUM ETF AllianzGI Convertible Fund

JPMorgan Large Cap Growth Fund R6 Class

WisdomTree Dynamic Currency Hedged International Equity

ETF

JPMorgan Emerging Markets Equity Fund R6 Class

INV OPP GLBL OPPORT-R6

SPDR S&P 500 Growth ETF Dodge & Cox Global Bond Fund

Baird Core Plus Bond Fund Institutional Class Vanguard FTSE Developed Markets ETF Shenkman Capital Floating Rate High Income Fund Institutional Class

Fidelity MSCI Health Care Index ETF

Vanguard Emerging Markets Bond Fund Admiral Class Schwab Small-Cap Index Fund

American Funds SMALLCAP World Fund F3 Class Vanguard Mega Cap Value ETF

Fidelity 500 Index Fund

Vanguard Intermediate-Term Bond Index Fund Admiral Class SPDR Portfolio Emerging Markets ETF

Schwab U.S. Dividend Equity ETF Schwab U.S. Mid-Cap ETF

Vanguard Emerging Markets Government Bond ETF VANGUARD SMALL-CAP GRWTH ETF

ISHARES JP MORGAN EM CORPORATE BOND ETF Invesco S&P 500 Top ETF

Vanguard Small-Cap Value ETF

PIMCO INV GRADE CORP BD ETF

AB FlexFee Large Cap Growth Portfolio Advisor Class Vanguard Total World Stock Index Fund Admiral Class Renaissance International IPO ETF

iShares MSCI World ETF

MFS Mid Cap Value Fund R6 Class

Fidelity Advisor International Growth Fund Institutional Class

AB FLEXFEE INTL STR CORE-ADV

Vanguard Mid-Cap Growth ETF

GOLDMAN SACHS GOVERNMENT FUND

Vanguard Intermediate-Term Corporate Bond ETF

Artisan International Small-Mid Fund Institutional Class Vanguard Information Technology ETF

iShares Russell Top 200 ETF

American Funds New World Fund F3 Class Vanguard Mid-Cap Value ETF FRANKLIN SMALL CAP GROWTH R6

iShares Intermediate-Term Corporate Bond ETF JPMorgan Unconstrained Debt Fund R6 Class Vanguard International Value Fund Investor Class AB Global Core Equity Portfolio Advisor Class iShares Morningstar Mid-Cap Growth ETF Schwab U.S. Large-Cap Growth ETF

iShares U.S. Technology ETF

SPDR Portfolio Developed World ex-US ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF INVESCO FTSE RAFI DEVELOPED MKTS S-M ETF Xtrackers MSCI All World ex US Hedged Equity ETF SPDR Portfolio High Yield Bond

PRINCIPAL HEALTHCARE INNOV American New Perspective Fund R6 Class

VANGUARD LARGE-CAP ETF

C.1.d. CUSIP (if any). 922908629 922031760 921937694

921946869

97717X578

233203637

056823412

922908751

46434V621

46641U564

670693878

77958B402

464287515

92206C409

46435G839

921910600

13162A807

922908678

411512874

25434D823

46435G102

464287572

4812A1837

233051630

74347B607

46434V613

808509855

87244W680

552982696

41664L583

921910501

46090E103

23320G323

48121L825

78464A508

46137V852

01900C649

48121L841

97717X263

48121L122

00900W753

78464A409

256206301

057071870

921943858

00770X576

316092600

922020813

808509848

831681770

921910840

315911750

921937801

78463X509

808524797

808524508

921946885

922908595

464286251

46137V233

922908611

72201R817

01878H786

922042619

759937303

464286392

55273W475

315910372

01878H752

922908538

38141W273

92206C870

04314H576

92204A702

464289446

649280773

922908512

354713349

464288638

48121L320

921939203

01878T244

464288307

808524300

464287721

78463X889

46434V100

46138E735

233051820

78468R606

74255Y409

648018810

922908637

C.1.e.i. ISIN:

C.1.e.ii. Ticker:

VO

VWEAX

VMVAX

VMNVX

XSOE

DFELX

BGESX

VB

DGRO

VGINX

FSFRX

RPIFX

IGV

VCSH

HSCZ

VWUAX

CGJIX

VVIAX

HGGAX

DFUSX

ICVT

IOO

JDEUX

HDEF

IGHG

IUSB

SWPPX

TILIX

NDVVX HSNYX VWILX QQQ DWFIX JGSMX SPYV PTH ANNPX JLGMX

DDWM JEMWX OGIIX SPYG DODLX BCOIX VEA

SFHIX

FHLC

VEGBX SWSSX SFCWX MGV FXAIX

VBILX SPEM SCHD SCHM VWOB VBK CEMB XLG VBR CORP FFLYX VTWAX IPOS URTH

MVCKX

FIIIX

FFSYX

VOT

FGTXX

VCIT

APHJX

VGT

IWL FNWFX VOE FSMLX IGIB JSIMX VTRIX GCEYX JKH SCHG IYW SPDW

SLQD

PDN

DBAW

SPHY

BTEC

RNPGX VV

C.1.e.iii. Other unique identifier:

C.1.e.iii. Type of identifier:

C.2.a. Balance

24165

494452.011

6488.491

3214.177

85076

100182.623

14464.428

4913

128123

33121.376

74952.565

230938.866

900

9558

55215

7193.359

23276.633

65415.536

133111.898

191871.468

40409

34908

47891.015

50952

28553

126330

110697.477

52037.104

103985.562

46656.602

27755.704

6003

152.801

39700.601

134496

3398

60845.826

56953.467

6283

22004.887

16944.467

53747

221404.207

78879.762

25669

239833.874

7252

31260.216

49493.963

24287.494

7010

0.0003

486800.051

12438

79448

11355

36059

1645

7931

10250

4679

13459

120803.966

108034.4074

38888

20329

112338.949

10766.689

55237.742

13219

3360116.16

33989

26898.805

2352

14032

15200.27

16141

26167.917

53657

199815.832

70560.008

12779.046

7412

53350

934

35839

22674

52842

37060

56852

8327

94591.221

17070

8,804,770.52

C.2.a. Units

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS

NS NS NS

NS NS NS NS NS NS NS NS NS NS NS

NS NS NS NS NS NS NS

NS NS NS NS NS NS NS

NS NS NS NS NS NS NS NS NS NS NS NS NS NS

NS

NS NS NS NS NS

NS NS NS NS NS NS NS NS NS NS NS NS NS NS

NS NS NS NS NS NS NS

C.2.a. Description of other units.

C.2.b. Currency

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD

USD USD USD

USD USD USD USD USD USD USD USD USD USD USD

USD USD USD USD USD USD USD

USD USD USD USD USD USD USD

USD USD USD USD USD USD USD USD USD USD USD USD USD USD

USD

USD USD USD USD USD

USD USD USD USD USD USD USD USD USD USD USD USD USD USD

USD USD USD USD USD USD USD

C.2.b. Currency. Indicate the foreign currency in which the investment is denominated.

C.2.c. Exchange rate.

C.2.c. Value. Report values in U.S. dollars. If currency of investment is not denominated in U.S. dollars, provide the exchange rate used to calculate value.

3960885.15

2773875.79

321569.62

82282.93

2544623.16

1325416.1

247341.72

715922.36

4817424.8

1613011.01

804241.02

2143112.68

255825

790064.28

1513338.24

957364.15

830975.79

2544664.36

4170395.76

4560784.79

2867422.64

1842444.24

1283958.11

1038401.76

2015556.27

6863508.9

5299088.22

2076800.81

1383007.97

410578.1

3206061.37

1486342.8

1631.91

881750.34

3897694.08

415915.2

2010346.09

2885262.63

159274.05

697995.01

1083768.11

2414315.24

2528436.04

952078.72

995700.51

2153708.19

360932.04

831209.15

1255166.9

1478136.88

513272.2

0.03

6128812.64

416175.48

4111434

597500.1

2803947.84

328342

401625.84

2438475

500278.68

1538027.23

2054875.46

2871554.55

1104726.42

1873114.06

2366981.65

166453.02

556796.44

2182192.52

3360116.16

3233713.46

416662.49

655525.92

1038788.96

1039698.47

1544693.7

661001.58

3239809.66

1964189.63

2245925.05

164466.32

2173198.4

5417159

251993.2

989873.18

1181882.25

1448927.64

985425.4

1393442.52

371800.55

4529027.66

2441010

165,452,527.35

C.2.d. Percentage value compared to net assets of the Fund. Calculated by dividing C.2.c market value by B.1.c. net assets.

2.434975267

1.705254933

0.197686639

0.05058387

1.564320657

0.814806615

0.152054641

0.440117088

2.961537584

0.99160712

0.494411456

1.317489948

0.157269783

0.485696229

0.930332753

0.588544716

0.510846798

1.564345985

2.563773032

2.80376677

1.762763358

1.132652421

0.789320095

0.638363019

1.239073965

4.219378695

3.25764274

1.276724372

0.850211524

0.252405076

1.970943323

0.913737162

0.001003225

0.542060723

2.39612822

0.255686087

1.235870979

1.773730587

0.097914572

0.429096154

0.666252225

1.484213168

1.554369538

0.58529547

0.612112198

1.324003594

0.221884896

0.510990257

0.771620545

0.908692529

0.315536822

1.8442E-08

3.767720252

0.255846096

2.527525975

0.367316373

1.723741886

0.201849995

0.246901627

1.499065509

0.307548986

0.945510441

1.263245646

1.765303472

0.679136458

1.151506857

1.455114591

0.102327882

0.342293581

1.341514488

2.065649327

1.987942593

0.256145488

0.402988055

0.638601052

0.639160179

0.949608689

0.406354246

1.991690265

1.207496049

1.380694401

0.101106547

1.335985305

3.330227382

0.154914163

0.608529816

0.726568415

0.890735993

0.605795519

0.85662622

0.228566371

2.784243905

1.500623914

C.3. Payoff profile. Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

Long

C.4.a. Asset Type for mappingXML (excluding OTHER) EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC EC EC

EC EC EC EC EC EC EC EC EC EC EC

EC EC EC EC EC EC EC

EC EC EC EC EC EC EC

EC EC EC EC EC EC EC EC EC EC EC EC EC EC

EC

EC

EC

EC

STIV

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

C.4.a. Asset type (short-term investment vehicle (e.g., money market fund, liquidity pool, or other cash management vehicle), repurchase agreement, equity-common, equity- preferred, debt, derivative-commodity, derivative-credit, derivative-equity, derivative-foreign exchange, derivative- interest rate, derivatives-other, structured note, loan, ABS- mortgage backed security, ABS-asset backed commercial paper, ABS-collateralized bond/debt obligation, ABS-other, commodity, real estate, other).

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC EC EC

EC EC EC EC EC EC EC EC EC EC EC

EC EC EC EC EC EC EC

EC EC EC EC EC EC EC

EC EC EC EC EC EC EC EC EC EC EC EC EC EC

EC

EC

EC

EC

STIV

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

EC

C.4.a. If 'other,' provide a brief description.

C.4.b. Issuer type (corporate, U.S. Treasury, U.S. government agency, U.S. government sponsored entity, municipal, non- U.S. sovereign, private fund, registered fund, other). If 'other,' provide a brief description.

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF

RF RF RF

RF RF RF RF RF RF RF RF RF RF RF

RF RF RF RF RF RF RF

RF RF RF RF RF RF RF

RF RF RF RF RF RF RF RF RF RF RF RF RF RF

RF

RF RF RF RF RF

RF RF RF RF RF RF RF RF RF RF RF RF RF RF

RF RF RF RF RF RF RF

C.4.b. If 'other,' provide a brief description.

C.5.a. Report the ISO country code that corresponds to the country where the issuer is organized.

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US

US US US

US US US US US US US US US US US

US US US US US US US

US US US US US US US

US US US US US US US US US US US US US US

US

US US US US US

US US US US US US US US US US US US US US

US US US US US US US

C.5.b. If different from the country where the issuer is organized, also report the ISO country code that corresponds to the country of investment or issuer based on the concentrations of the risk and economic exposure of the investments.

C.6. Is the investment a Restricted Security?

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N N N

N N N N N N N N N N N

N N N N N N N

N N N N N N N

N N N N N N N N N N N N N N

N

N N N N N

N N N N N N N N N N N N N N

N N N N N N N

C.7.a. Is liquidity classification applicable?

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y

Y Y Y

Y Y Y Y Y Y Y Y Y Y Y

Y Y Y Y Y Y Y

Y Y Y Y Y Y Y

Y Y Y Y Y Y Y Y Y Y Y Y Y Y

Y

Y Y Y Y Y

Y Y Y Y Y Y Y Y Y Y Y Y Y Y

Y Y Y Y Y Y Y

C.7.a.i. Highly Liquid Investments Percentage

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

100.0

C.7.a.ii. Moderately Liquid Investments Percentage

C.7.a.iii. Less Liquid Investments Percentage

C.7.a.iv. Illiquid Investments Percentage

C.7.b. Do portions of the position have differing liquidity features that justify treating the portions separately?

C.7.b. Does this fund have multiple sub-advisers with differing liquidity views?

C.7.b. Does this fund chose to classify the position through evaluation of how long it would take to liquidate the entire position (rather than basing it on the sizes it would reasonably anticipated trading)?

C.8. Indicate the level within the fair value hierarchy in which the fair value measurements fall pursuant to U.S. Generally Accepted Accounting Principles 7(ASC 820, Fair Value Measurement). [1/2/3] Report 'N/A' if the investment does not have a level associated with it (i.e., net asset value used as the practical expedient).

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

1

Is debt security?

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N N N

N N N N N N N N N N N

N N N N N N N

N N N N N N N

N N N N N N N N N N N N N N

N

N N N N N

N N N N N N N N N N N N N N

N N N N N N N

C.9.a. Maturity date.

C.9.b.i. Select the category that most closely reflects the coupon type among the following (fixed, floating, variable, none).

C.9.b.ii. Annualized rate.

C.9.c. Currently in default? [Y/N]

C.9.d. Are there any interest payments in arrears or have any coupon payments been legally deferred by the issuer? [Y/N]

C.9.e. Is any portion of the interest paid in kind? [Y/N] Enter 'N' if the interest may be paid in kind but is not actually paid in kind or if the Fund has the option of electing in-kind payment and has elected to be paid in-kind.

C.9.f. Is this a convertible security?

C.9.f.i. Mandatory convertible? [Y/N]

C.9.f.ii. Contingent convertible? [Y/N]

C.9.f.v. Delta (if applicable).

C.10.a. Select the category that reflects the transaction (repurchase, reverse repurchase). Select 'repurchase agreement' if the Fund is the cash lender and receives collateral. Select 'reverse repurchase agreement' if the Fund is the cash borrower and posts collateral.

C.10.b.i. Cleared by central counterparty? [Y/N] If Y, provide the name of the central counterparty. If N, provide the name and LEI (if any) of counterparty (in the C.10.b.ii Counterparty Information section).

C.10.b.i. Name of counterparty.

C.10.c. Tri-party?

C.10.d. Repurchase rate.

C.10.e. Maturity date.

C.11.a. Type of derivative instrument that most closely represents the investment, selected from among the following (forward, future, option, swaption, swap (including but not limited to total return swaps, credit default swaps, and interest rate swaps), warrant, other).

C.11.a. If option, swaption, or warrant, select which one.

C.11.a. If 'other,' provide a brief description.

C.11.c INTERNAL Alert Control

C.11.c.i. Type, selected from among the following (put, call). Respond call for warrants.

C.11.c.ii. Payoff profile, selected from among the following (written, purchased). Respond purchased for warrants.

C.11.c. Reference Instrument Type:

C.11.c. Index name.

C.11.c. Index identifier, if any.

C.11.c. Narrative description.

C.11.c. Name of issuer.

C.11.c. Title of issue.

C.11.c. CUSIP:

C.11.c. ISIN:

C.11.c. Ticker:

C.11.c. Other unique identifier:

C.11.c. Type of identifier:

C.11.c.iv. Number of shares.

C.11.c.iv. Principal amount of underlying reference instrument per contract.

C.11.c.iv. ISO Currency Code.

C.11.c.v. Exercise price or rate.

C.11.c.v. Exercise price or rate ISO Currency Code.

C.11.c.vi. Expiration date.

C.11.c.vii. Delta.

C.11.c.viii. Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.c.viii. INTERNAL Options URGL

C.11.c.viii. INTERNAL Swaptions URGL

C.11.c.viii. INTERNAL Warrants URGL

C.11.d Futures INTERNAL Alert Control

Futures: C.11.d.i. Payoff profile, selected from among the following (long, short).

C.11.d. Future Reference Instrument Type:

C.11.d.ii. Futures: Index name.

C.11.d.ii. Futures: Index identifier, if any.

C.11.d.ii. Futures: Narrative description.

C.11.d.ii. Futures: Name of issuer.

C.11.d.ii. Futures: Title of issue.

C.11.d.ii. Futures: CUSIP:

C.11.d.ii. Futures: ISIN:

C.11.d.ii. Futures: Ticker:

C.11.d.ii. Futures: Other unique identifier:

C.11.d.ii. Futures: Type of identifier.

C.11.d.iii. Futures: Expiration date.

C.11.d.iv. Futures: Aggregate notional amount or contract value on trade date.

C.11.d.iv. Futures: ISO Currency Code.

C.11.d.v. Futures: Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.d Forwards INTERNAL Alert Control

C.11.d. Forwards: i. Payoff profile, selected from among the following (long, short).

C.11.d. Forward Reference Instrument Type:

C.11.d.ii. Forwards: Index name.

C.11.d.ii. Forwards: Index identifier, if any.

C.11.d.ii. Forwards: Narrative description.

C.11.d.ii. Forwards: Name of issuer.

C.11.d.ii. Forwards: Title of issue.

C.11.d.ii. Forwards: CUSIP:

C.11.d.ii. Forwards: ISIN:

C.11.d.ii. Forwards: Ticker:

C.11.d.ii. Forwards: Other unique identifier:

C.11.d.ii. Forwards: Type of identifier.

C.11.d.iii. Fowards: Expiration date.

C.11.d.iv. Fowards: Aggregate notional amount or contract value on trade date.

C.11.d.iv. Fowards: ISO Currency Code.

C.11.d.v. Forwards: Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.e Forwards INTERNAL Alert Control

FX Forwards: C.11.e.i. Amount of currency sold.

FX Forwards: C.11.e.i. Description of currency sold.

FX Forwards: C.11.e.ii. Amount of currency purchased.

FX Forwards: C.11.e.ii. Description of currency purchased.

FX Forwards: C.11.e.iii. Settlement date.

FX Forwards: C.11.e.iv. Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.e Swaps INTERNAL Alert Control

FX Swaps: C.11.e.i. Amount of currency sold.

FX Swaps: C.11.e.i. Description of currency sold.

FX Swaps: C.11.e.ii. Amount of currency purchased.

FX Swaps: C.11.e.ii. Description of currency purchased.

FX Swaps: C.11.e.iii. Settlement date.

FX Swaps: C.11.e.iv. Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.f INTERNAL Alert Control

C.11.f. Reference Instrument Type:

C.11.f. Index name.

C.11.f. Index identifier, if any.

C.11.f. Percentage representing the notional amount of holding compared to total net assets of the fund.

C.11.f. Narrative description.

C.11.f. Name of issuer.

C.11.f. Title of issue.

C.11.f. CUSIP:

C.11.f. ISIN:

C.11.f. Ticker:

C.11.f. Other unique identifier:

C.11.f. Type of identifier.

C.11.f. Custom swap Flag

C.11.f. Receipts: Coupon Type.

C.11.f. Receipts: Fixed rate.

C.11.f. Receipts: Fixed Base currency.

C.11.f. Receipts: Fixed Amount.

C.11.f. Receipts: Floating rate Index.

C.11.f. Receipts: Floating rate Spread.

C.11.f. Receipts: Floating Base currency.

C.11.f. Receipts: Floating Amount.

C.11.f. Receipts: Other Description.

C.11.f. Payments: Coupon Type.

C.11.f. Payments: Fixed rate.

C.11.f. Payments: Fixed Base currency

C.11.f. Payments: Fixed Amount.

C.11.f. Payments: Floating rate Index.

C.11.f. Payments: Floating rate Spread.

C.11.f. Payments: Floating Base currency.

C.11.f. Payments: Floating Amount.

C.11.f. Payments: Other Description.

C.11.f.ii. Termination or maturity date.

C.11.f.iii. Upfront payments.

C.11.f.iii. Upfront payments ISO Currency Code.

C.11.f.iii. Upfront receipts.

C.11.f.iii. Upfront receipts ISO Currency Code.

C.11.f.iii. INTERNAL Notional amount aggregate (Components)

C.11.f.iv. Notional amount.

C.11.f.iv. Notional amount ISO Currency Code.

C.11.f.v. Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.11.g INTERNAL Alert Control

C.11.g. Reference Instrument Type:

C.11.g. Index name.

C.11.g. Index identifier, if any.

C.11.g. Narrative description.

C.11.g. Name of issuer.

C.11.g. Title of issue.

C.11.g. CUSIP:

C.11.g. ISIN:

C.11.g. Ticker:

C.11.g. Other unique identifier:

C.11.g. Type of identifier.

C.11.g.ii. Termination or maturity (if any).

C.11.g.iv. Delta (if applicable).

C.11.g.v. Unrealized appreciation or depreciation. Depreciation shall be reported as a negative number.

C.12.a. Does any amount of this investment represent reinvestment of cash collateral received for loaned securities?

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N N N

N N N N N N N N N N N

N N N N N N N

N N N N N N N

N N N N N N N N N N N N N N

N

N N N N N

N N N N N N N N N N N N N N

N N N N N N N

C.12.a. If Yes, provide the value of the investment representing cash collateral.

C.12.b. Does any portion of this investment represent non-cash collateral that is treated as a Fund asset and received for loaned securities?

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N N N

N N N N N N N N N N N

N N N N N N N

N N N N N N N

N N N N N N N N N N N N N N

N

N N N N N

N N N N N N N N N N N N N N

N N N N N N N

C.12.b. If yes, provide the value of the securities representing non-cash collateral.

C.12.c. Is any portion of this investment on loan by the Fund?

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N

N N N

N N N N N N N N N N N

N N N N N N N

N N N N N N N

N N N N N N N N N N N N N N

N

N N N N N

N N N N N N N N N N N N N N

N N N N N N N

C.12.c. If Yes, provide the value of the securities on loan.